SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Securities Available For Sale

The fair value of securities available for sale at year end is as follows:

2012	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$21,430	$29	$(67)
States and political subdivisions	2,909	72	—
Mortgage-backed – Government sponsored enterprises (GSE) residential	22,975	338	(20)
Preferred stock	37	22	—
SBA guaranteed	237	3	(1)

	$47,588	$464	$(88)

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

Available for Sale Securities Amortized Cost Contractual Maturity

Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	302	307
Due after one year through five years	711	730
Due after five years through ten years	2,798	2,819
Due after ten years	20,494	20,483

Mortgage-backed – GSE residential	22,657	22,975
Preferred stock	15	37
SBA guaranteed	235	237

	$47,212	$47,588

Sales Activities for Securities	Sales of securities were as follows:

	2012	2011
Proceeds	$12,689	$2,526
Gross gains	980	104
Gross losses	—	—

Gross Unrealized Losses and Fair Value

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Less than 12 Months		12 Months or More		Total
2012 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$11,406	$(67)	$—	$—	$11,406	$(67)
Mortgage-backed – GSE residential	3,637	(20)	14	—	3,651	(20)
SBA Guaranteed	—	—	25	(1)	25	(1)

Total temporarily impaired securities	$15,043	$(87)	$39	$(1)	$15,082	$(88)

	Less than 12 Months		12 Months or More		Total
2011 Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
SBA Guaranteed	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)